UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C.  20549

                                                     Form 13F

                                                Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):                        [ ] is a restatement.
                                                         [ ] adds new holdings
                                                                  entries.
Institutional Investment Manager Filing this Report.

Name:             Riverdale LLC
Address:          100 South Bedford Road
                  Mt. Kisco, NY  10549

File 13F File Number:  28-5932

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Edward E. Mattner
Title:            Manager
Phone:            (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner       New York, New York                          8/12/99
[Signature]                  [City, State]                               [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
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





[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









































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



                                               Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total:  $47,126
                                         (thousands)


Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager.

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      From 13F File Number                        Name

         01                28-4690               High River Limited Partnership



















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

                           FORM 13F INFORMATION TABLE




                       AS OF JUNE 30, 1999 (SEC USE ONLY)
                    NAME OF REPORTING MANAGER: Riverdale LLC

                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:              Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS             VOTING
Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE                  AUTHORITY
NAME OF ISSUER  CLASS      NUMBER     (000)      AMOUNT                TION              INSTR. V             (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined  (c)
                                                            (a)        in In- Shared               (a)        (b)        (c)
                                                            Sole       str. V Other                Sole       Shared     None

Brooke Group LtdCom        112525100  37,236     1,593,000             X                 1         1,593,000

Cadus PharmaceutComl       127639102  1,694      2,258,790             X                 1         2,258,790
Corp.

Panaco Inc.     Com        698106101  3,582      4,584,921             X                 1         4,584,921

Philips Svcs.   Com        71819M103  4,614      18,455,200            X                 1         18,455,200
Corp.

                           Total:     47,126


